Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables - gold sales and copper concentrate	$ 23.4	$ 46.6
Trade receivables - other	23.0	15.6
Gold, copper and oil derivative contracts	8.3	25.0
Receivables due from the sale of Tarkwa mining fleet	26.5	0.0
Deposits	0.2	0.1
Payroll receivables	2.9	11.6
Prepayments	43.3	51.5
Value added tax and import duties	18.1	45.9
Diesel rebate	1.1	1.4
Other	6.4	4.2
Total trade and other receivables	$ 153.2	$ 201.9